Insurance Receivables (Details) - Schedue of the expected credit losses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedue Of The Expected Credit Losses Abstract
Opening balance	$ 14,356	$ 9,235
Provision for the year	3,154	5,181
Write-offs		(60)
Ending balance	$ 17,510	$ 14,356